Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2021
Entity Registrant Name	dei_EntityRegistrantName	World Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2021
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
CBOE Vest S&P 500 Buffer Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Cboe Vest S&P 500® Buffer Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Buffer Strategy Fund (the “Buffer Fund” or, solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the “SPRO Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 120.89%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPRO Index. The Fund effectively divides its portfolio into twelve segments (referred to herein as a tranche), and each tranche is invested in options that are tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPRO Index. Immediately following this section is information about the SPRO Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPRO Index

The SPRO Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Buffer Protect Index Monthly Series (the “Buffer Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Buffer Protect Index January Series, the Cboe® S&P 500® Buffer Protect Index February Series, . . .etc.). The SPRO Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 Buffer Index Monthly Series. The methodology for the SPRO Index, as well as each of the Buffer Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”). The value of the SPRO Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the Buffer Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Buffer Protect” options strategy.

Buffer Protect options strategy: A Buffer Protect options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to a decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.

Each of the Buffer Index Monthly Series measures the performance of a portfolio of exchange-traded FLEX Options that replicate the returns of a continuously rolling Buffer Protect options strategy that has its inception on the third Wednesday of the month of the respective Buffer Index Monthly Series and, if held to the third Wednesday of the same month the following year, seeks to buffer protect against the first 10% of losses due to a decline in the S&P 500® Index, while providing participation up to a maximum capped gain. The capped level of the Buffer Protect options strategy for each Buffer Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the Buffer Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the Buffer Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the Buffer Index Monthly Series measures the performance of a portfolio of six purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective Buffer Index Monthly Series and expire on the third Wednesday of the month the following year. The options are:

●	Purchased Index Call Options. The “Purchased Index Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective Buffer Index Monthly Series.

●	Written Type A Index Call Options. The “Written Type A Index Call Options” are call options written each with a strike price at the Initial Level.

●	Written Type B Index Call Options. The “Written Type B Index Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective Buffer Index Monthly Series.

●	Written Type A Index Put Options. The “Written Type A Index Put Options” are put options written each with a strike price at 50% of the Initial Level.

●	Written Type B Index Put Options. The “Written Type B Index Put Options” are put options written each with a strike price at 90% of the Initial Level.

●	Purchased Index Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPRO Index, which is a balanced index that is a composite of the 12 Buffer Index Monthly Series, will effectively be comprised of 72 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund generally invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the Buffer Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the Buffer Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPRO Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the Buffer Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) subject to the following conditions:

●	If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

●	If the S&P 500® Index decreases over the tranche holding period by 10% or less (the “Buffer Amount”), the tranche seeks to provide a total return of zero.

●	If the S&P 500® Index decreases over the tranche holding period by more than 10%, the tranche seeks to provide a total return loss that is 10% less than the percentage loss on the S&P 500® Index with a maximum loss of approximately 90%.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or exchange-traded funds (“ETFs”) that seek to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written put FLEX Options (i.e., options that obligate the Fund the buy the Reference ETF or the value of the S&P 500® Index), purchased put FLEX Options (i.e., options that give the Fund the right to sell the Reference ETF or the value of the S&P 500® Index), written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index), shares of the Reference ETF, and fixed income securities issued by the U.S. Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide partial protection from market downturns at the expense of limiting gains when the market is strongly positive. The Fund’s portfolio will be designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500® Index by tracking the SPRO Index to mitigate losses when the S&P 500® Index declines in exchange for accepting a limit on gains when the S&P 500® Index increases. By seeking to track the SPRO Index, the Fund attempts to provide an investment vehicle with a risk/reward profile in which the risks in comparison to a hypothetical investment in the S&P 500® Index are somewhat limited, as are the potential rewards.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPRO Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written put and call FLEX Options, similar to those that are part of the SPRO Index, to seek to track, before fees and expenses, the performance of the SPRO Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive the cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive the cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver the cash value of the index, in case of index call option) at a certain defined price.

The FLEX Options the Fund uses are designed to protect, within each monthly tranche, an investment that is designed to track the S&P 500® Index against a decline of up to 10% of the S&P 500® Index on an annualized basis. For any given tranche, the FLEX Options do not protect against declines of over 10% and investors will bear a loss that is 10% less than the percentage loss on the S&P 500® Index. Further, while each monthly tranche of the Fund seeks to limit losses from declines up to 10% of the S&P 500® Index on an annualized basis, there is no guarantee that it will do so. The FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the S&P 500® Index up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of protection against declines in the S&P 500® Index and different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels, protection levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level, protection level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”) or will be covered by the shares of the Reference ETF held by the Fund. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options or shares of the Reference ETF, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Buffer Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Index Limitations. The SPRO Index, as well as each of the Buffer Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPRO Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPRO Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPRO Index and each of the Buffer Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPRO Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The SPRO Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of such funds and ETFs. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

The positive or negative return of each monthly tranche is subject to a capped upside and partial downside protection. The target return or loss for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return.  Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the S&P 500® Index or Reference ETF.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index.  The formulas to calculate the options’ payments at expiration are based on the price performance of the S&P 500® Index or the Reference ETF.  The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index.  The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF closing value on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF.  The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF.  The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:

●	Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

●	Tracking Error. ETFs face index correlation risk which is the risk that the performance of an ETF will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

●	Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

●	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

●	Discount. Shares of ETFs tend to trade at a discount from their NAV.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPRO Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPRO Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPRO Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPRO Index by investing all, or substantially all, of its assets in the types of securities that make up the SPRO Index, at times, the Fund may not have investment exposure to all securities in the SPRO Index, or its weighting of investment exposure to securities may be different from that of the SPRO Index. In addition, the Fund may invest in securities not included in the SPRO Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPRO Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPRO Index, potentially resulting in the Fund being over- or underexposed to the SPRO Index, and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPRO Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-505-VEST (8378)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cboevest.com/mutualfunds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Cboe Vest S&P 500® Buffer Strategy Fund (Institutional Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 13.34% (quarter ended June 30, 2020) and the lowest quarterly return was -13.32% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for The Period Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

CBOE Vest S&P 500 Buffer Strategy Fund | Cboe S&P 500® Index Buffer Protect Balanced Series
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
CBOE Vest S&P 500 Buffer Strategy Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	15.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
CBOE Vest S&P 500 Buffer Strategy Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUIGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.97%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,307
Annual Return 2017	rr_AnnualReturn2017	11.85%
Annual Return 2018	rr_AnnualReturn2018	(2.19%)
Annual Return 2019	rr_AnnualReturn2019	17.71%
Annual Return 2020	rr_AnnualReturn2020	10.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.32%)
1 Year	rr_AverageAnnualReturnYear01	10.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
CBOE Vest S&P 500 Buffer Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
CBOE Vest S&P 500 Buffer Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2016
CBOE Vest S&P 500 Buffer Strategy Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUMGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.22%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,705
1 Year	rr_AverageAnnualReturnYear01	10.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 2016
CBOE Vest S&P 500 Buffer Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUAGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.22%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 692
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	944
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,215
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
1 Year	rr_AverageAnnualReturnYear01	10.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
CBOE Vest S&P 500 Buffer Strategy Fund | Class A Shares | Return Before Taxes with Maximum Sales Load of 5.75%
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
CBOE Vest S&P 500 Buffer Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUCGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.26%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.97%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	633
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,092
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,363
1 Year	rr_AverageAnnualReturnYear01	9.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
CBOE Vest S&P 500 Buffer Strategy Fund | Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BUYGX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.22%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.72%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
1 Year	rr_AverageAnnualReturnYear01	10.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Aristocrats Fund” or, solely for this Fund Summary, the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 169.87%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs an investment approach designed to track the performance of the Cboe Aristocrats Index before fees and expenses. The Cboe Aristocrats Index is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

About the Index’s Strategy

The Cboe Aristocrats Index, constructed and maintained by the Chicago Board Options Exchange (“Index Calculation Agent” and/or “Cboe”), is designed with the primary goal of generating an annualized level of income that is approximately 3.5% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index. The Cboe Aristocrats Index investment strategy includes:

●	buying an equally weighted portfolio of stocks of companies (“Stock Portfolio”) that are the members of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT Index”); and,

●	partially writing hypothetical weekly U.S. exchange-traded covered call options (“Call Options”) on each of the stocks.

Stock Portfolio: The Stock Portfolio in the Cboe Aristocrats Index is rebalanced to be equally weighted each January, April, July and October and is reconstituted on an annual basis by selecting stocks that have options that trade on a national securities exchange and are members of the SPDAUDT Index during the January rebalance. The SPDAUDT Index, constructed and maintained by S&P Dow Jones Indices LLC, includes companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The SPDAUDT Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index weight. If there are fewer than 40 stocks with at least 25 consecutive years of dividend growth or if sector caps are breached, the SPDAUDT Index will include companies with shorter dividend growth histories.

Call Options: Each stock in the Stock Portfolio is partially overwritten with an exchange-traded-call option on that stock. Each exchange-traded call option included in the Cboe Aristocrats Index is a hypothetical “European-style” option (i.e., an option which can only be exercised at the strike price at its expiration) with an approximate term of 7-days (“Term”). The strike price (i.e., the price at which a call option can be exercised) of each call option included in the Cboe Aristocrats Index must be as close as possible to the closing price of the option’s underlying stock price as of the beginning of the Term, the last business day of the week. Each such option will automatically be deemed exercised on its expiration date if its underlying stock price is above its strike price. If the stock underlying the call option closes above the option’s strike price, a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the stock is deemed to be made and the Cboe Aristocrats Index value is correspondingly reduced. If the underlying stock does not close above its strike price, then the option expires worthless and the entire amount of the premium payment is retained within the Cboe Aristocrats Index. The Call Options are rolled at the end of the Term, into a new set of Call Options with a new term of approximately 7 days. The Cboe Aristocrats Index is designed to vary the number of Call Options written over the Term such that the Stock Portfolio is partially overwritten with Call Options. The number of Call Options written is determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 3.5% over the annual dividend yield of the S&P 500® Index. The Cboe Aristocrats Index may utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but unlike standardized exchange-traded options provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.

The Cboe Aristocrats Index is published under the Bloomberg ticker symbol “SPAI”.

About the Fund’s Strategy

The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Cboe Aristocrats Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Cboe Aristocrats Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Fund intends to invest in a sample of the securities in the Cboe Aristocrats Index with a view towards making quarterly distributions at an approximate rate of 3.5% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

The Fund may invest in the entire Stock Portfolio or a representative sample of the Stock Portfolio whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Stock Portfolio as a whole. The Fund will seek to reconstitute and rebalance at or close to the same time as when the Stock Portfolio is rebalanced.

The Fund may sell European style FLEX Options that reference the stock that the Fund may invest in. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below.

Call Options Risk. Writing call options are speculative activities and entail greater than ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock(s). The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s).

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. Trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete, and the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment. FLEX Options are also subject to the Call Option Risk described above.

Equity Securities Risk. The Fund invests in equity securities. The value of the Fund will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

Sector Concentration Risk. The Fund from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

Market Risk. Market risk is the risk that a particular security owned by the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall security values could decline generally or could underperform other investments.

Portfolio Turnover Risk. The Fund’s strategy will frequently involve buying and selling Call Options to generate premium income. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

Index Limitations Risk. The Cboe Aristocrats Index is designed to represent a proposed option writing strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the Cboe Aristocrats Index to vary from the performance of an actual portfolio of the constituent securities or the performance of the Fund. Like many passive indexes, the Cboe Aristocrats Index does not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform the Index.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Cboe Aristocrats Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX Option contracts that constitute the Index, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Cboe Aristocrats Index and may hinder the Fund’s ability to meet its investment objective.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the ‘straddle’ or ‘qualified covered call’ rules, and various loss limitation provisions of the Internal Revenue Code.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-505-VEST (8378)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cboevest.com/mutualfunds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (Institutional Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 17.22% (quarter ended June 30, 2020) and the lowest quarterly return was -23.27% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for The Period Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A, Class C, Investor Class and Class Y shares will differ from those of the Institutional Class shares as the expenses of those classes differ.

CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	15.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Cboe S&P 500® Dividend Aristocrats Target Income Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	12.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.40%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.21%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,220
1 Year	rr_AverageAnnualReturnYear01	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class A Shares | Return Before Taxes with Maximum Sales Load of 5.75%
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.40%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.96%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,487
1 Year	rr_AverageAnnualReturnYear01	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGLX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.40%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.21%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,918
1 Year	rr_AverageAnnualReturnYear01	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.39%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.96%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	658
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,486
Annual Return 2018	rr_AnnualReturn2018	(4.26%)
Annual Return 2019	rr_AnnualReturn2019	26.06%
Annual Return 2020	rr_AnnualReturn2020	7.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
1 Year	rr_AverageAnnualReturnYear01	7.34%
Since Inception	rr_AverageAnnualReturnSinceInception	10.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Institutional Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 11, 2017
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGYX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.40%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.71%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,358
1 Year	rr_AverageAnnualReturnYear01	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
CBOE Vest S&P 500 Enhanced Growth Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Cboe Vest S&P 500® Enhanced Growth Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (the “Enhanced Growth Fund” or, solely for this Fund Summary, the “Fund”) seeks to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the most recent fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate 124.54%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Overview of the Fund’s Portfolio Construction

As explained in greater detail below, the Fund attempts to meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, by constructing a portfolio of specially designed options that are similar to options that comprise the indices that underlie the SPEN Index. The Fund effectively divides its portfolio into twelve segments (referred to herein as a tranche), and each tranche is invested in options that are tied to a particular month of the year.

Before you read more about the specifics of the Adviser’s Investment Approach to managing the Fund, it is important to understand the SPEN Index. Immediately following this section is information about the SPEN Index and its constituent parts. Following this disclosure is information about the Adviser’s Investment Approach (i.e., how the Adviser manages the Fund to achieve its objective).

About the SPEN Index

The SPEN Index is a balanced index that is a composite of the twelve (12) Cboe® S&P 500® Enhanced Growth Index Monthly Series (the “EG Index Monthly Series”) that correspond to each month of the year (e.g., the Cboe® S&P 500® Enhanced Growth Index January Series, the Cboe® S&P 500® Enhanced Growth Index February Series, . . .etc.). The SPEN Index is rebalanced on the third Wednesday of each month to be equally weighted among the 12 EG Index Monthly Series. The methodology for the SPEN Index, as well as each of the EG Index Monthly Series was created by the Chicago Board Options Exchange (“Cboe®”). The value of the SPEN Index is calculated daily as of the close of trading hours on the New York Stock Exchange by Cboe® (the “Index Calculation Agent”) utilizing an option valuation model and data provided by Cboe®. Each of the EG Index Monthly Series is designed to measure the returns of a hypothetical portfolio of exchange-traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy.

Enhanced Growth options strategy: An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.

Each of the EG Index Monthly Series measures the performance of a portfolio of exchange-traded FLEX Options that replicate the returns of a continuously rolling Enhanced Growth options strategy that has its inception on the third Wednesday of the month of the respective EG Index Monthly Series and, if held to the third Wednesday of the same month the following year, seeks to provide two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. The capped level of the Enhanced Growth options strategy for each EG Index Monthly Series is determined by the Index Calculation Agent on the third Wednesday of the month corresponding to the EG Index Monthly Series, pursuant to a mathematical calculation such that the value of the portfolio of FLEX Options that comprise the EG Index Monthly Series is equivalent to the value of the S&P 500® Index.

Index composition: Each of the EG Index Monthly Series measures the performance of a portfolio of four purchased and written exchange-traded FLEX Options referencing the S&P 500® Index, that are each entered into on the third Wednesday of the month of the respective EG Index Monthly Series and expire on the third Wednesday of the month the following year. The options are:

●	Purchased Call Options. The “Purchased Call Options” are call options purchased each with a strike price at 50% of the “Initial Level,” which is the price of the S&P 500® Index on the third Wednesday of the month of the respective EG Index Monthly Series.

●	Written Call Options. The “Written Call Options” are call options written each with a strike price that will be determined on the third Wednesday of the month of the respective EG Index Monthly Series.

●	Written Put Options. The “Written Put Options” are put options written each with a strike price at 50% of the Initial Level.

●	Purchased Put Options. The “Purchased Index Put Options” are put options purchased each with a strike price at the Initial Level.

The SPEN Index, which is a balanced index that is a composite of the 12 EG Index Monthly Series, will effectively be comprised of 48 FLEX options with varying strikes and expiration dates.

Adviser’s Investment Approach

The Fund invests in a series of 12 monthly rolling “tranches” (meaning a portion of the Fund’s investment, i.e., a January, February portion, March portion etc.). The Fund constructs each monthly tranche with FLEX Options that will be held for an approximate period of one year and that are similar to those utilized by the EG Index Monthly Series. Each monthly tranche seeks to track, before fees and expenses, the returns of the EG Index Monthly Series corresponding to that month. Each month, a previously purchased tranche’s options will generally expire, be exercised or be sold at or near their expiration, and the proceeds generally are used to purchase (or roll into) a new tranche of options expiring in approximately one year. In other words, at any given time, the Fund will generally have one tranche with options expiring in approximately one month, a second tranche expiring in approximately two months, and so on, up to a twelfth tranche expiring in approximately twelve months. The rolling nature of the tranches creates diversification of investment time period and market level compared to the risk of buying or selling investments at any one time.

To meet its objective of tracking, before fees and expenses, the performance of the SPEN Index, the Fund will invest in FLEX Options for each monthly tranche that are similar to the FLEX Options that comprise each of the EG Index Monthly Series. Each monthly tranche that is constructed within the Fund’s portfolio seeks to provide returns or losses before all estimated fees and expenses that are based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year (the “tranche holding period”) and that are designed to conform to the following performance targets:

●	If the S&P 500® Index appreciates over the tranche holding period, the tranche seeks to provide a total return that increases by twice the percentage increase of the S&P 500® Index, up to a maximum return that is determined at the start of the tranche holding period (the “Capped Return”).

●	If the S&P 500® Index decreases over the tranche holding period, the tranche seeks to provide a total return loss that is equal to the percentage loss on the S&P 500® Index.

The Fund will construct a non-diversified portfolio that may include exchange-traded FLEX Options that reference the S&P 500® Index and / or FLEX Options that reference exchange-traded funds (“ETFs”) that seeks to track the S&P 500® Index (the “Reference ETF”). Specifically, each tranche may consist of purchased call FLEX Options (i.e., options that give the Fund the right to buy the Reference ETF or the value of the S&P 500® Index), written call FLEX Options (i.e., options that obligate the Fund to sell the Reference ETF or the value of the S&P 500® Index), shares of the Reference ETF, and fixed income securities issued by the U.S. Treasury of duration of approximately one year or less. Each monthly tranche is designed to provide enhanced participation in positive returns up to a predetermined capped level and one-to-one returns on the downside. By seeking to track the SPEN Index, the Fund attempts to provide an investment vehicle that seeks to provide similar returns to the S&P 500® Index, with similar volatility and downside risk, but higher upside potential in market environments with modest gains.

Option contracts on an index give one party the right to receive or deliver the cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Many options are exchange-traded and are available to investors with set or defined contract terms. The Fund will use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions.

The SPEN Index measures the performance of a portfolio of purchased and written put and call FLEX options. The Fund will utilize purchased and written FLEX Options similar to those that are part of the SPEN Index to seek to track, before fees and expenses, the performance of the SPEN Index. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive the cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive the cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver the cash value of the index, in case of index call option) at a certain defined price.

With respect to each tranche, the FLEX Options the Fund uses are designed to provide, on an annualized basis, two-to-one enhanced returns on the appreciation of the S&P 500® Index up to a capped level, while providing one-to-one exposure to any losses. There is no guarantee that the Fund will provide such returns for any given period of time. Notwithstanding the design of the FLEX Options to provide two-to-one enhanced returns, the FLEX Options also are intended to allow each monthly tranche of the Fund to participate in gains in the S&P 500® Index only up to a maximum cap. Thus, even if S&P 500® Index gains exceed that maximum cap, the gains in each monthly tranche of the Fund will be capped. The Fund expects that its assets will generally be invested evenly across the monthly tranches. As a result, portions of the Fund’s investments will have different levels of capped gains from gains in the S&P 500® Index. This creates diversification of market levels and capped levels on a monthly basis compared to the risk of investing only in a single monthly tranche with the market level and capped level fixed for approximately one year.

The Fund’s strategy is designed so that any amount owed by the Fund on FLEX Options written by the Fund (“Written Options”) will be covered by payouts at the expiration of the FLEX Options purchased by the Fund (“Purchased Options”) or will be covered by the shares of the Reference ETF held by the Fund. The Fund receives premiums in exchange for the Written Options and pays premiums in exchange for the Purchased Options. Because amounts owed on the Written Options will be covered by payouts at the expiration of the Purchased Options or shares of the Reference ETF, the Fund will not be in a net obligation position from the use of FLEX Options.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500® Index changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Index Limitations. The SPEN Index, as well as each of the EG Index Monthly Series, is designed to represent a proposed option strategy. The Index Calculation Agent uses an option valuation method to calculate the value of the portfolio of FLEX Options that are constituents of the SPEN Index. Failure by the Index Calculation Agent to fully comprehend and accurately model the constituent FLEX Options may cause the performance of the SPEN Index to vary from the performance of an actual portfolio of the constituent FLEX Options or the performance of the Fund. Like many passive indexes, the SPEN Index and each of the EG Index Monthly Series do not take into account significant factors such as transaction costs and taxes and, because of factors such as these, the Fund’s portfolio should be expected to underperform passive indexes.

Index Sampling Risk. Index sampling risk is the chance that the investments selected for the Fund, in the aggregate, will not provide investment performance matching that of the SPEN Index. The Adviser expects the index sampling risk to be low.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Equity Risk. The SPEN Index provides an investor exposure to the equity securities markets. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

ETF Risk. The Fund may invest in FLEX Options that reference an ETF or may invest in shares of an ETF that seeks to track the S&P 500® Index. The risks of investment in such options typically reflect the risks of types of instruments in which the ETF invests. The value of an ETF is subject to change as the values of the component securities of the index that the ETF seeks to track fluctuate. An ETF that seeks to track the S&P 500® Index may not exactly match the performance of the S&P 500® Index due to cash drag, differences between the portfolio of the ETF and the components of the S&P 500® Index, expenses and other factors. Certain options on an ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses to the Fund depending on the holding period.

Risks of Investing in Other Investment Companies. The Fund will incur higher and duplicative expenses when it invests in mutual funds and ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of such funds and ETFs. When the Fund invests in a mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the funds or index on which the ETF or index mutual fund or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, mutual funds and other vehicles incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles, in addition to Fund expenses. Because the Fund is not required to hold shares of mutual funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the funds. ETFs are subject to additional risks such as the fact that the market price of an ETF’s shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the other investment companies in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company it may purchase to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Market Risk. The value of your investment may fall over time because the Fund is subject to market risk. Because stock prices and the prices of the FLEX Options tend to fluctuate, the value of your investment in the Fund may increase or decrease.  The shares of the Fund at any point in time may be worth less than the original investment.

Amplified Returns Risk. Each monthly tranche that is constructed within the Fund’s portfolio seeks to achieve its objective of enhanced participation in price appreciation up to a predetermined level of the S&P 500® Index and one-to-one participation in price depreciation of the S&P 500® Index by purchasing and selling call options to gain twice the exposure to the price of the S&P 500® Index in a predetermined price range. Each tranche seeks to deliver the targeted enhanced upside participation in the predetermined price range based on the price performance of the S&P 500® Index from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year. For time periods other than from the third Wednesday of the month to which the tranche belongs to the third Wednesday of the same month the following year, the tranche could experience more than one-to-one losses in market declines.

The return of each monthly tranche is subject to a capped upside.   The target return for an investment in each monthly tranche is based on an assumption of holding the investment for one year, the price performance of the S&P 500® Index or the Reference ETF, and the maximum capped return.  Because each monthly tranche’s return will be capped, the return of the Fund with respect to any particular tranche may be less than the performance of the S&P 500® Index or Reference ETF.

Leverage Risk. The Fund may seek to gain exposure to certain securities in excess of 100%. Such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified.

The Fund is subject to performance and equity risk related to the Reference ETF, the S&P 500® Index and securities comprising the S&P 500® Index.  The formulas to calculate the options’ payments at expiration are based on the price performance of the S&P 500® Index or the Reference ETF.  The FLEX Options represent indirect positions in the S&P 500® Index or the Reference ETF and are subject to changes in value as the price of the S&P 500® Index or Reference ETF rises or falls.  The value of the FLEX Options may be adversely affected by various factors affecting the Reference ETF, the S&P 500® Index and the value of the securities comprising the S&P 500® Index.  The settlement value of the FLEX Options is based on the S&P 500® Index or Reference ETF closing value on the option expiration date only, and will be substantially determined by market conditions as of such time.  The Reference ETF seeks to replicate the performance of the S&P 500® Index. The value of the Reference ETF will fluctuate over time based on fluctuations in the value of the stocks held by the Reference ETF which may be impacted by changes in general economic conditions, expectations for future economic growth and corporate profits, interest rates and the supply and demand for stocks that are components of the S&P 500® Index. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatile returns. Common stocks are structurally subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, and represent a residual claim on the issuer’s assets that have no value unless such assets are sufficient to cover all other claims.

Risk of Loss. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options has a negative impact on the value of your investment.  The Written Options create an obligation to make a payment in contrast to the Purchased Options which create the potential for receipt of a payment.  As the value of the Written Options increases, it has a negative impact on the value of your shares in the Fund.

The value of the FLEX Options may change with the implied volatility of the Reference ETF, the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF.  The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The values of the FLEX Options do not increase or decrease at the same rate as the Reference ETF or the S&P 500® Index.  The FLEX Options are all European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the FLEX Options prior to the option expiration date may vary because of related factors other than the price of shares of the Reference ETF.  The value of the Reference ETF will not increase or decrease at the same rate as the S&P 500® Index due to “tracking error” described below.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares.  The value of the Reference ETF is subject to the following factors:

●	Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of the S&P 500® Index regardless of the current or projected performance of a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the FLEX Options and the Fund.

●	Tracking Error. ETFs face index correlation risk which is the risk that the performance of an ETF will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the S&P 500® Index due to the Reference ETF not investing in all stocks comprising the S&P 500® Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the S&P 500® Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

●	Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

●	Fees and Expenses. Unlike the S&P 500® Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the S&P 500® Index.

●	Discount. Shares of ETFs tend to trade at a discount from their NAV.

Credit Risk. Credit risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.

Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to sell a FLEX Option.

No one can guarantee that a liquid secondary trading market will exist for the FLEX Options.  Trading in the FLEX Options may be less deep and liquid than certain other securities.  FLEX Options may be less liquid than certain non-customized options.  The Fund expects that it will not invest more than 10% of its net assets in illiquid securities.  In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.  A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options.  Under those circumstances, the value of the FLEX Options will require more reliance on the Adviser’s judgment than that required for securities for which there is an active trading market.  This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares of the Fund.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have not previously managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the SPEN Index. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the SPEN Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the SPEN Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the SPEN Index by investing all, or substantially all, of its assets in the types of securities that make up the SPEN Index, at times, the Fund may not have investment exposure to all securities in the SPEN Index, or its weighting of investment exposure to securities may be different from that of the SPEN Index. In addition, the Fund may invest in securities not included in the SPEN Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the SPEN Index. The Fund may also be subject to movements of assets into and out of the Fund in sizes that may differ from the size of the FLEX option contracts that constitute SPEN Index, potentially resulting in the Fund being over- or underexposed to the SPEN Index, and may be impacted by reconstitutions and rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the SPEN Index and may hinder the Fund’s ability to meet its investment objective.

Tax Risk. The Fund expects to comply with the requirements of the Internal Revenue Code and other laws so that it will be taxed as a “regulated Investment company”; however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle’ rules, and various loss limitation provisions of the Internal Revenue Code.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Investor Class, Class A, Class C and Class Y shares will differ from those of the Institutional Class due to different expense structures.

Updated performance information is available at www.cboevest.com/mutualfunds/ or by calling the Fund toll-free at 855-505-VEST (8378).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Class shares from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-505-VEST (8378)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cboevest.com/mutualfunds/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Investors should be aware that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Cboe Vest S&P 500® Enhanced Growth Strategy Fund (Institutional Class) Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 21.69% (quarter ended June 30, 2020) and the lowest quarterly return was -20.17% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns for The Period Ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the Class A, Class C, Investor Class and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows how average annual total returns of the Fund’s shares compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund’s Institutional Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the Class A, Class C, Investor Class and Class Y Shares will differ from those of the Institutional Shares as the expenses of those classes differ.

CBOE Vest S&P 500 Enhanced Growth Strategy Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
Since Inception	rr_AverageAnnualReturnSinceInception	15.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Cboe S&P 500® Enhanced Growth Index Balanced Series
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.13%
Since Inception	rr_AverageAnnualReturnSinceInception	14.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.27%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.24%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,067
1 Year	rr_AverageAnnualReturnYear01	12.25%
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2017
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Class A Shares | Return Before Taxes with Maximum Sales Load of 5.75%
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2017
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.41%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.99%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,546
1 Year	rr_AverageAnnualReturnYear01	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	10.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGLX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.24%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	764
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,697
1 Year	rr_AverageAnnualReturnYear01	13.43%
Since Inception	rr_AverageAnnualReturnSinceInception	12.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2017
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.29%
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.99%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,436
Annual Return 2017	rr_AnnualReturn2017	19.17%
Annual Return 2018	rr_AnnualReturn2018	(7.06%)
Annual Return 2019	rr_AnnualReturn2019	30.72%
Annual Return 2020	rr_AnnualReturn2020	13.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.17%)
1 Year	rr_AverageAnnualReturnYear01	13.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.66%
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2016
CBOE Vest S&P 500 Enhanced Growth Strategy Fund | Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ENGYX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	none
Shareholder Services Plan	rr_Component2OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.74%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 962
1 Year	rr_AverageAnnualReturnYear01	13.87%
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 2018

[1]	Cboe VestSM Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2022 only by mutual written consent.
[2]	Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2022 only by mutual written consent.
[3]	Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2022. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to February 28, 2022 only by mutual written consent.